ACCOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities	$3,828	$2,852
Loans and notes payable	669	226
Deferred revenue	561	436
Derivative liabilities	676	167
Lease liabilities(1)	170	163
Other liabilities	22	33
Total accounts payable and other liabilities	$5,926	$3,877
(1)See Note 14, Other Non-Current Liabilities, for further information on the interest expense related to these liabilities.